PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 17,224		$ 17,175
Less: accumulated depreciation and amortization	12,097		11,650
Total property and equipment, net	5,127		5,525
Depreciation expense	985	$ 1,029
Equipment And Facilities Member
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	10,587		10,796
Internal-use software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,071		1,449
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,941		1,958
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 2,625		$ 2,972